UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        2/14/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/07
                              RUN DATE: 12/31/07

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   37
                                        --------------------

Form 13F Information Table Value Total:           $90,143
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       3,432   292,610                 SOLE          0      292,610
 ADMINISTAFF INC                  COM         007094105         837    29,600                 SOLE          0       29,600
 AGILYSYS INC                     COM         00847J105       1,068    70,603                 SOLE          0       70,603
 AMEDISYS INC                     COM         023436108       2,595    53,486                 SOLE          0       53,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,519    86,800                 SOLE          0       86,800
 BELDEN INC                       COM         77459105        2,310    51,900                 SOLE          0       51,900
 CHECKPOINT SYSTEMS INC           COM         162825103       1,257    48,400                 SOLE          0       48,400
 CIMAREX ENERGY                   COM         171798101       4,410   103,700                 SOLE          0      103,700
 COHERENT INC                     COM         192479103       2,494    99,464                 SOLE          0       99,464
 CRANE CO                         COM         224399105       2,548    59,400                 SOLE          0       59,400
 CSG SYS INTL INC                 COM         126349109       4,044   274,746                 SOLE          0      274,746
 CURTISS WRIGHT CORP              COM         231561101       1,355    27,000                 SOLE          0       27,000
 DATASCOPE CORP                   COM         238113104         728    20,000                 SOLE          0       20,000
 CYMER INC                        COM         232572107       3,213    82,542                 SOLE          0       82,542
 DREW INDUSTRIES INC              COM         26168L205         192     7,000                 SOLE          0        7,000
 EMCOR GROUP INC                  COM         29084Q100          95     4,000                 SOLE          0        4,000
 FTD GROUP INC                    COM         30267U108         661    51,300                 SOLE          0       51,300
 GARDNER DENVER INC               COM         365558105       1,587    48,100                 SOLE          0       48,100
 GLOBAL PAYMENTS INC              COM         37940X102       6,276   134,900                 SOLE          0      134,900
 KAYDON CORP                      COM         486587108       8,557   156,900                 SOLE          0      156,900
 LHC GROUP INC                    COM         50187A107       1,291    51,700                 SOLE          0       51,700
 MARINE PRODUCTS CORP             COM         568427108       1,436   204,803                 SOLE          0      204,803
 MIDDLEBY CORP                    COM         596278101       1,564    20,406                 SOLE          0       20,406
 MKS INSTRUMENTS INC              COM         55306N104       3,873   202,360                 SOLE          0      202,360
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,003    49,500                 SOLE          0       49,500
 MTS SYS CORP                     COM         553777103       2,478    58,065                 SOLE          0       58,065
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,542   114,200                 SOLE          0      114,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,132    52,800                 SOLE          0       52,800
 RADIATION THERAPY SERVICES       COM         750323206       6,896   223,095                 SOLE          0      223,095
 ROLLINS INC                      COM         775711104       1,848    96,225                 SOLE          0       96,225
 PROVIDENCE SERVICE CORP          COM         743815102         889    31,607                 SOLE          0       31,607
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,579    59,400                 SOLE          0       59,400
 TECHNITROL INC                   COM         878555101       3,161   110,600                 SOLE          0      110,600
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922206107       2,457    66,411                 SOLE          0       66,411
 W-H ENERGY SERVICES INC          COM         922207105         927    16,500                 SOLE          0       16,500
 WABTEC CORP                      COM         92925E108       5,720   166,100                 SOLE          0      166,100
 WINNEBAGO INDUSTRIES             COM         929740108         168     8,000                 SOLE          0        8,000
